Description of Organization, Business Operations and Basis of Presentation - Liquidity (Details) - USD ($)		3 Months Ended	8 Months Ended
	Jan. 07, 2022	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Aug. 04, 2020
Related Party Transaction [Line Items]
Cash		$ 210,847,000	$ 156,478,000	$ 186,301,000
CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Cash		220,000		290,000
Principal deposited in Trust Account					$ 828,000,000.0
Working capital		202,000		134,000
Proceeds received from note payable to related party			$ 50,000
Loan amount from Sponsor outstanding					$ 267,000
Sponsor Note | CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Loan amount from Sponsor outstanding		267,000		$ 267,000
Working Capital Loans | CIK0001812667 CC Neuberger Principal Holdings II
Related Party Transaction [Line Items]
Proceeds received from note payable to related party		$ 25,000
Proceeds from unsecured promissory note	$ 800,000